Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of assets held for sale [Abstract]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]
As of December 31, 2018, 2017 and 2016, assets held for sale are as follows:

	December 31,
	2018	2017	2016
Buildings	$18,920	18,920	21,551
Land	27,310	27,765	32,338
Other	2,839	2,838	2,839
Total	$49,068	49,523	56,728